Annual Fund Operating Expenses - First Trust Indxx Innovative Transaction and Process ETF - First Trust Indxx Innovative Transaction and Process ETF	Nov. 15, 2021
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%